INCOME TAX (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details 2
Recovery of Income Tax Calculated at the Statutory Rate of 12.63% (2016 - 13%; 2015 - 13.5%)	$ (134,738)	$ (85,158)	$ (22,486)
Deferred Tax Assets Not Recognized	108,931	84,315	(21,519)
Expiration of Non-Capital Losses	0	0	0
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	25,807	843	44,005
Income Tax Expense	$ 0	$ 0	$ 0